Company level financial information - Condensed statement of profit or loss and other comprehensive income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Condensed statement of profit or loss and other comprehensive income
Loss for the year	¥ 1,781,829	¥ 639,743	¥ (1,429,447)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of financial statements of foreign operations	41,198	40,494	(16,548)
Other comprehensive (loss)/income for the year	41,198	40,494	(16,548)
Total comprehensive (loss)/income for the year	1,823,027	680,237	(1,445,995)
Parent company
Condensed statement of profit or loss and other comprehensive income
Loss for the year	(17,196)	(11,625)	(1,581,674)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of financial statements of foreign operations	383,743	174,150	(191,443)
Other comprehensive (loss)/income for the year	383,743	174,150	(191,443)
Total comprehensive (loss)/income for the year	¥ 366,547	¥ 162,525	¥ (1,773,117)